Summary of Land Use Rights, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets [Line Items]
Land use rights	$ 2,189	$ 2,321
Less: accumulated amortization	(223)	(192)
Land use rights, net	$ 1,966	$ 2,129